Sep. 15, 2026
Invesco Nasdaq International Innovators 100 ETF
Investment Objective
The Invesco Nasdaq International Innovators 100 ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Nasdaq International Innovators 100TM Index (the “Underlying Index”).

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.29%

Other Expenses[1]	None

Total Annual Fund Operating Expenses	0.29

[1] “Other Expenses” are based on estimated amounts for the current fiscal year.
Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$30	$93

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. As of the date of this prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies
The Fund is an index fund that seeks to track the investment results of the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, Nasdaq, Inc. (“Nasdaq” or the “Index Provider”) compiles, maintains, and calculates the Underlying Index, which is designed to track the 100 most innovative companies in the Nasdaq Global Ex United States Large Mid Cap Index (the “Parent Index”), as determined by the Index Provider. The 100 companies that are selected for inclusion in the Underlying Index are ones that, based on Nasdaq’s proprietary methodology, have the highest “Innovator” score of all the constituents in the Parent Index.
To qualify for inclusion in the Underlying Index, a security must be included in the Parent Index, which is designed to track the performance of global large- and mid-capitalization equities, excluding U.S. equities. Securities of companies located in both developed and emerging market countries are eligible for inclusion in the Underlying Index. Eligible securities generally include common stocks, depositary receipts, real estate investment trusts (“REITs”) and preferred shares. Eligible securities must have a minimum market capitalization of $150 million and have a minimum three-month average daily dollar trading volume of $100,000.
The Index Provider reviews the companies in the Parent Index and assigns them each an “Innovator” score. In the Index Provider’s view, the companies in the Parent Index that have the highest Innovator scores are considered to be the most innovative companies in the Parent Index. The Innovator score is a combination of individual scores for the following fundamental financial metrics: (1) annual research & development expenses as a percentage of annual company sales; (2) a company’s revenue growth over the last three years; (3) a company’s gross margin growth over the last three years; (4) a company's average quarterly gross margin over the last three years; and (5) a company’s gross margin Sharpe ratio over the last three years (i.e., average quarterly gross margin divided by how much its quarterly gross margin has varied over the past three years). The companies with the highest results in each of these categories receive the highest scores in the respective categories. The individual scores are then combined to create an “Innovator” score. The Index Provider sorts the companies by their Innovator score, and the 100 companies with the highest Innovator score are selected for inclusion in the Underlying Index.
Upon completion of the constituent selection process, the companies selected for the Underlying Index are weighted based on a modified free-float market capitalization methodology, where constituents are weighted based on a formula that considers such constituents’ individual market capitalizations and the aggregate market capitalizations of all selected constituents. The Index Provider also applies weighting constraints, so that no single security may exceed 10% of the Underlying Index. In addition, the aggregate weight of individual securities that each represent more than 4.75% of the Underlying Index may not exceed 50% of the overall Underlying Index.
As of July 31, 2026 the Underlying Index was comprised of 100 securities with market capitalizations ranging from $1.8 billion to $1.85 trillion.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the  Investment Company Act of 1940, as amended (the “1940 Act”).
In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the components of the Underlying Index and in derivatives and other investments that have economic characteristics similar to the components of the Underlying Index (the “80% investment policy”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of July 31, 2026, the Underlying Index had significant exposure to the information technology and health care sectors. The Fund's portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Performance
As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.invesco.com/ETFs and will provide some indication of the risks of investing in the Fund.